Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST VII*
Prospectus Date	rr_ProspectusDate	Dec. 05, 2022
Document Creation Date	dei_DocumentCreationDate	Dec. 05, 2022